Related party transactions (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key Person Management Compensation [Abstract]
Fixed Compensation		R$ 90,580	R$ 83,633	R$ 90,169
Variable Compensation - in cash		48,526	42,718	37,479
Variable Compensation - in shares		34,155	34,567	31,802
Others	[1]	54,494	11,919	14,580
Total Short-Term Benefits		227,755	172,837	174,030
Variable Compensation - in cash		31,797	31,268	25,581
Variable Compensation - in shares		30,060	34,455	75,069
Total Long-Term Benefits		61,857	65,723	100,650
Total	[2]	R$ 289,612	R$ 238,560	R$ 274,680

[1]	In the first half of 2018, the Management of Banco Santander decided to carry out an early initiative, which was practiced by the Bank's liberality.
[2]	Refers to the amount paid by Banco Santander and its subsidiaries to their Managers for positions they hold at Banco and other companies in the Conglomerate Santander.